UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21344
                                                -------------

            First Trust/Four Corners Senior Floating Rate Income Fund
            ---------------------------------------------------------
             (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios, L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:   August 31, 2010
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2010 (UNAUDITED)


 PRINCIPAL                                                          RATINGS (b)                  STATED
   VALUE             DESCRIPTION                                MOODY'S      S&P     RATE (c)  MATURITY (d)          VALUE
-----------      ---------------------------------------------  -------------------  --------  ------------  ---------------------
SENIOR FLOATING-RATE LOAN INTERESTS - 1.7%

                 PHARMACEUTICALS - 1.7%
 $ 322,034       Warner Chilcott Corporation, Term Loan A         B1          BB       6.00%      10/30/14    $    321,522
   398,000       Warner Chilcott Corporation, Term Loan B         B1          BB       6.25%      04/30/15         397,502
   151,738       Warner Chilcott Corporation, Term Loan B1        B1          BB       6.25%      04/30/15         151,517
   252,672       Warner Chilcott Corporation, Term Loan B2        B1          BB       6.25%      04/30/15         252,302
                                                                                                              -------------
                                                                                                                 1,122,843
                                                                                                              -------------

                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS                                                       1,122,843
                 (Cost $1,119,115)                                                                            -------------

 SENIOR FLOATING-RATE NOTES -  0.0%

                 LEISURE FACILITIES - 0.0%
   250,000       HRP Myrtle Beach (e) (f) (g) (h)                 WR          NR       7.38%      04/01/12               0
                                                                                                              -------------

                 TOTAL SENIOR FLOATING-RATE NOTES                                                                        0
                                                                                                              -------------
                 (Cost $250,000)

                 TOTAL INVESTMENTS -  1.7%                                                                       1,122,843
                 (Cost $1,369,115) (i)


                 NET OTHER ASSETS AND LIABILITIES - 98.3% (j)                                                   66,458,333

                                                                                                              -------------
                 NET ASSETS - 100.0%                                                                          $ 67,581,176
                                                                                                              =============




--------------------------------------------------------------------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
(c) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e) This investment is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.
(f)   This borrower has filed for protection in federal bankruptcy court.
(g)   Non-income producing investment.
(h) This investment is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration (see Note D - Restricted Investments in the Notes to Quarterly Portfolio of Investments).
(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2010, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,225 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $250,497.
(j) Pursuant to the Plan of Termination, Liquidation and Dissolution approved by the Board of Trustees of the Fund, as of August 31, 2010, the Fund liquidated most of its holdings and held $60,139,850 in cash.

NR    Not rated.
WR    Withdrawn rating.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                          LEVEL 2                LEVEL 3
                                TOTAL                LEVEL 1            SIGNIFICANT            SIGNIFICANT
                                VALUE                QUOTED              OBSERVABLE           UNOBSERVABLE
                            AT 8/31/2010             PRICES                INPUTS                 INPUTS
                         --------------------  --------------------  -------------------  ----------------------
Senior Floating-Rate
    Loan Interests*       $        1,122,843    $                -    $       1,122,843    $                  -

Senior Floating-Rate
    Notes*                                 -                     -                    -                       -
                         --------------------  --------------------  -------------------  ----------------------
Total Investments         $        1,122,843    $                -    $       1,122,843    $                  -
                         ====================  ====================  ===================  ======================


Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:


INVESTMENTS AT                                                                      CHANGE IN
FAIR VALUE USING                              TRANSFERS                           NET UNREALIZED         NET
SIGNIFICANT UNOBSERVABLE     BALANCE AS OF     IN (OUT)       NET REALIZED         APPRECIATION       PURCHASES       BALANCE AS OF
INPUTS (LEVEL 3)             MAY 31, 2010     OF LEVEL 3     GAINS (LOSSES)       (DEPRECIATION)       (SALES)       AUGUST 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

Senior Floating-Rate
    Loan Interests           $ 3,218,158     $        -      $    (132,764)        $  160,359       $ (3,245,753)      $          -

* See the Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


           FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          AUGUST 31, 2010 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund ("the Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio investments, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio investments listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the investments are valued at the mean of the most recent bid and asked prices on such day. Portfolio investments traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio investments traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such investments. Portfolio investments traded in the over-the-counter market, but excluding investments traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
     o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
          - Quoted prices for similar securities in active markets.
          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

           FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          AUGUST 31, 2010 (UNAUDITED)


          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
     o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2010 is included with the Fund's Portfolio of Investments.

B. INVESTMENT TRANSACTIONS:

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the investments. Interest income on such investments is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. The Fund did not have any when-issued or delayed-delivery purchase commitments as of August 31, 2010.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of August 31, 2010.

D. RESTRICTED INVESTMENTS:

The Fund invests in restricted investments, which are investments that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration. The Fund held restricted investments at August 31, 2010 as shown in the following table. The Fund does not have the right to demand that such investments be registered. These investments are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.


                                                ACQUISITION     PRINCIPAL        VALUE         CURRENT                    % OF
SECURITY                                           DATE        VALUE/SHARES    PER SHARE    CARRYING COST     VALUE    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach - Senior Floating Rate Notes     3/23/06       $250,000         -            $ 250,000       $  -        0.00

           FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          AUGUST 31, 2010 (UNAUDITED)


    Board of Trustees of the Fund approved and adopted Plan of Termination, Liquidation and Dissolution that resulted in the termination of the Fund

On July 22, 2010, the Fund announced that the Board of Trustees of the Fund approved and adopted a Plan of Termination, Liquidation and Dissolution. Accordingly, the Fund's shares ceased trading on September 30, 2010 and the Fund has made its liquidating distribution to shareholders of record on September 30, 2010 in the amount of $13.6653 per share.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund
             -----------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2010
      ----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2010
      ----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date  October 20, 2010
      ----------------------------


* Print the name and title of each signing officer under his or her signature.